Consolidated Statements of Changes in Shareholders’ equity (deficit) - USD ($) $ in Thousands	Share capital	Premium and other capital reserves	Capital reserve for transactions with controlling shareholders	Accumulated loss	Total
Balance at Dec. 31, 2020		$ 16,502	$ 368	$ (19,099)	$ (2,229)
Net income (loss)				(153)	(153)
Other comprehensive income (loss)		(5)			(5)
Total comprehensive income(loss)		(5)		(153)	(158)
Reorganization Issuance of share capital (see note 1.B.)	52				52
Warrants reclassification (see note 15.C.)		144			144
Equity benefit for transactions with controlling shareholders (See note 10.B.)			173		173
Share-based payment		1			1
Balance at Dec. 31, 2021	52	16,642	541	(19,252)	(2,017)
Net income (loss)				1,798	1,798
Other comprehensive income (loss)		16			16
Total comprehensive income(loss)		16		1,798	1,814
Debt forgiveness from controlling shareholders (See note 10.B.)			1,001		1,001
Balance at Dec. 31, 2022	52	16,658	1,542	(17,454)	798
Net income (loss)				(2,819)	(2,819)
Other comprehensive income (loss)		6			6
Total comprehensive income(loss)		6		(2,819)	(2,813)
Share-based payment		4,236			4,236
Balance at Dec. 31, 2023	$ 52	$ 20,900	$ 1,542	$ (20,273)	$ 2,221